Income Taxes - Reconciliation of Effective Tax Rate and the Federal Statutory Tax Rate (Detail)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal Statutory Tax Rate	34.00%
State Income Taxes, net of Federal Income Tax Benefit	1.77%
Non-deductible meals and entertainment	1.89%
Non-deductible stock options and warrants	14.45%
Other, net	0.26%
Valuation allowance	(45.44%)
Effective Tax Rate	6.93%